James B. Cunningham
(313) 465-7404
Fax: (313) 465-7405
jcunningham@honigman.com

Via EDGAR Transmission

November 1, 2004

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:	Tarpon Industries, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

     On behalf of Tarpon Industries, Inc., a Michigan corporation (the “Registrant”), we are enclosing for filing under the Securities Act of 1933 one copy of the Registration Statement on Form S-1 (the “Registration Statement”), including exhibits thereto. A wire transfer in the amount of $2,871.66 in payment of the filing fee has been made to Mellon Bank.

     The securities being registered are the Registrant’s common shares, no par value, to be offered in a firm commitment, underwritten public offering, and shares underlying warrants that become exercisable up to 180 days after the closing of this offering. The shares underlying warrants are to be offered by selling shareholders after a post-effective amendment is filed, which will be done after completion of the underwritten public offering. The securities to be offered also include a warrant to be sold to the underwriter to purchase up to 250,000 common shares at 125% of the public offering price, exercisable for four years beginning one year after the closing date of this offering, and the underlying common shares.

     For your information, the Registrant manufacturers and sells structural and mechanical steel tubing and steel storage rack systems. The Registrant also distributes and brokers the sale of structural and mechanical steel tubing manufactured by others. The Registrant was organized in January 2002 and has made two acquisitions, Eugene Welding Co., or “EWCO,” acquired in April 2004, and Steelbank, Inc., or “Steelbank,” acquired in May 2004. We have agreed to acquire the Haines Road facility of Bolton Steel Tube Co., Ltd., or “Haines Road,” as to which the Registrant’s subsidiary signed an agreement in July 2004. The Registrant has two EWCO manufacturing facilities in Michigan, north of Detroit, a Steelbank warehouse facility near Toronto, Canada and will have a Haines Road manufacturing facility near Toronto, Canada. The Registrant’s customers are generally located within 800 miles of its manufacturing plants. The Registrant intends to seek other acquisitions in the steel tubing and related industries, although it currently has no agreement for any other such acquisition.

2290 First National Building · 660 Woodward Avenue · Detroit, Michigan 48226-3506
Detroit · Lansing · Oakland County

Securities and Exchange Commission
November 1, 2004

     On a pro forma basis, for the year ended December 31, 2003, the Registrant’s net sales were $44,666,259 and its net loss was $2,062,127, and for the six months ended June 30, 2004, its net sales were $35,962,022 and its net income was $1,244,824.

     Please note that the Registrant has received pre-clearance, pursuant to a letter dated August 23, 2004 from the Office of the Chief Accountant, for the presentation of Statements of Assets Acquired and Liabilities Assumed, Statements of Income and Statements of Cash Flows, for purposes of Rule 3-05 of Regulation S-X, related to the Registrant’s proposed acquisition of Haines Road. A copy of the letter is being transmitted herewith.

     The preliminary prospectus contained in the Registration Statement in this filing will not be publicly distributed.

     The Registrant wishes to have the Registration Statement become effective, if possible, during the week of November 29, 2004.

     Please direct your comments or any questions you might have to Robert J. Krueger at (313) 465-7452, facsimile number (313) 465-7453.

Very truly yours,
/s/ James B. Cunningham

James B. Cunningham

cc:	J. Peter Farquhar
James House
Dr. Robert Pry
Michael Ard
Stephan A. Stein
Stuart Sieger, Esq.
Harold Dubrowsky
Vincent Tomkinson
Robert J. Krueger
Patrick T. Duerr

2290 First National Building · 660 Woodward Avenue · Detroit, Michigan 48226-3506
Detroit · Lansing · Oakland County

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549-0410

August 23, 2004

James T. House
Chief Financial Officer
Tarpon Industries, Inc.
2420 Wills St.
Marysville, MI 48040

Re:	Tarpon Industries, Inc. (“the company”) Proposed initial public offering

Dear Mr. House:

     In letters dated August 5 and 18, 2004, you requested the staff’s concurrence with the proposed presentation of Statements of Assets Acquired and Liabilities Assumed, Statements of Income and Statements of Cash Flows for purposes of Rule 3-05 of Regulation S-X related to the company’s proposed acquisition of a manufacturing facility. The company plans to acquire the Haines Road manufacturing facility of Bolton Steel Tube Co. for which full carve out financial statements of the facility are not available. This acquisition will be material to the company over the 50% level and require three years of audited financial statements.

     You stated that full financial statements of the Haines Road facility do not exist and are not readily and practically available. Bolton Steel Tube did not maintain separate records of assets, liabilities and expenses related to the facility. However, their financial information provides certain details about prepaid expenses, inventory, plant, property and equipment, and accrued expenses.

     To satisfy Rule 3-05 of Regulation S-X, you propose to provide audited Statements of Assets Acquired and Liabilities Assumed, Statements of Income and Statements of Cash Flows for the three years ended December 31, 2003 and unaudited interim periods ended June 30, 2004 and 2003. The Statements of Income will include all costs directly associated with the facility’s revenue producing activity, including SG&A expenses, a reasonable allocation of costs incurred on a corporate level that directly relate to the operations of the plant, including SG&A expenses, and depreciation and interest expenses.

     The staff would not object to the use of audited Statements of Assets Acquired and Liabilities Assumed, Statements of Income and Statements of Cash Flows as

described in your letters for purposes of providing the financial statements required by Rule 3-05 of Regulation S-X, provided you make the following disclosures.

•	Explain the impracticability of providing full financial statements of the Haines Road facility

•	Explain the reasons for omitting any expenses in the notes to the financial statements

•	Disclose in an unaudited footnote the types and historical amounts of omitted expenses, if known or reasonably available on an unaudited basis

•	Include adjustments in the accompanying pro forma financial information for any expenses excluded from the historical financial statements, if factually supportable

     The staff’s conclusion is based solely on the information provided in your letters. Different or additional material facts could result in a different conclusion. If you have any questions concerning this letter, please call me at 202-942-1844.

Sincerely,

Louise M. Dorsey
Associate Chief Accountant